Summary of Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Working capital deficit	$ 3,100,000	$ 2,900,000
Accumulated deficit	$ 18,274,873	$ 18,010,150
Antidilutive potential shares	2,590,000,000	1,773,000,000	0
Minimum [Member]
Property, Plant and Equipment [Line Items]
Assets depreciated lives	3 years	3 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Assets depreciated lives	7 years	7 years